UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 3/31

Date of reporting period: 12/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2007 (Unaudited)

DWS Alternative Asset Allocation Plus Fund

	Shares	Value ($)

Equity Funds 65.2%
DWS Commodity Securities Fund "Institutional"	815,579	12,568,080
DWS Disciplined Market Neutral Fund "Institutional"	1,830,828	16,825,309
DWS Emerging Markets Equity Fund "S"	348,362	8,419,914
DWS Gold & Precious Metals Fund "S"	199,231	4,279,477
DWS RREEF Global Real Estate Securities Fund "Institutional"	1,613,099	16,921,407

Total Equity Funds (Cost $62,453,906)		59,014,187
Fixed Income – Bond Funds 28.2%
DWS Emerging Markets Fixed Income Fund "S"	695,379	8,386,270
DWS Inflation Protected Plus Fund "Institutional"	1,679,885	17,118,025

Total Fixed Income – Bond Funds (Cost $25,585,677)		25,504,295

Fixed Income – Money Market Fund 3.1%
Cash Management QP Trust (Cost $2,862,391)				2,862,391	2,862,391
				Principal Amount ($)	Value ($)

Government & Agency Obligations 0.8%
US Treasury Obligations
US Treasury Bills:
3.03% *, 1/17/2008 (a)				343,000	342,538
2.75% *, 1/17/2008 (a)				163,000	162,801
2.85% *, 1/17/2008 (a)				28,000	27,965
2.1% *, 1/17/2008 (a)				2,000	1,998
2.74% *, 1/17/2008 (a)				77,000	76,906
2.778% *, 1/17/2008 (a)				2,000	1,998
2.35% *, 1/17/2008 (a)				77,000	76,920
2.475% *, 1/17/2008 (a)				1,000	999
2.2% *, 1/17/2008 (a)				21,000	20,979
2.751% *, 1/17/2008 (a)				4,000	3,995
2.541% *, 1/17/2008 (a)				4,000	3,995

Total Government & Agency Obligations (Cost $721,094)					721,094
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $91,623,068)				97.3	88,101,967
Other Assets and Liabilities, Net				2.7	2,460,066

Net Assets				100.0	90,562,033

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Annualized yield at time of purchase; not a coupon rate.
(a)				At December 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

At December 31, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year US Treasury Note	3/19/2008	50	5,681,543	5,669,532	(12,011)
EOE Dutch Stock Index	1/18/2008	7	1,041,052	1,058,130	17,078
Hang Seng Stock Index	1/30/2008	8	1,420,057	1,431,759	11,702
S&P 500 Index	3/19/2008	2	732,709	738,600	5,891
S&P/MIB Index	3/20/2008	1	284,232	284,530	298
United Kingdom Treasury Bond	3/27/2008	19	4,154,649	4,169,054	14,405
Total net unrealized appreciation					37,363

At December 31, 2007, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australia Treasury Bond	3/17/2008	34	2,920,261	2,916,425	3,836
10 Year Federal Republic of Germany Bond	3/6/2008	35	5,878,652	5,788,038	90,614
2 Year Federal Republic of Germany Bond	3/6/2008	71	10,782,590	10,728,825	53,765
DJ Euro Stoxx 50 Index	3/20/2008	1	63,654	64,842	(1,188)
FTSE 100 Index	3/20/2008	7	888,715	899,453	(10,738)
IBEX 35 Index	1/18/2008	1	224,158	220,923	3,235
Russell E Mini 2000 Index	3/20/2008	5	377,577	386,100	(8,523)
S&P/ TSE 60 Index	3/19/2008	1	159,586	164,851	(5,265)
Topix Index	3/14/2008	2	281,486	263,170	18,316
Total net unrealized appreciation					144,052

The Fund had the following open forward foreign currency exchange contracts at December 31, 2007:
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
USD	111,417	AUD	130,000	3/19/2008	2,084
USD	223,626	AUD	257,000	3/19/2008	756
JPY	57,428,000	USD	519,925	3/19/2008	1,501
USD	30,000	NZD	40,000	3/19/2008	424
USD	60,826	NZD	80,000	3/19/2008	22
USD	85,323	NOK	465,000	3/19/2008	52
USD	403,924	NOK	2,203,000	3/19/2008	553
USD	33,638	NOK	188,000	3/19/2008	880
USD	67,537	NOK	371,000	3/19/2008	580
USD	446,048	SGD	639,000	3/19/2008	643
USD	2,109,522	SGD	3,024,000	3/19/2008	4,393
USD	178,375	SGD	259,000	3/19/2008	2,678
USD	353,786	SGD	510,000	3/19/2008	2,728
SEK	662,000	USD	103,491	3/19/2008	956
SEK	140,000	USD	21,889	3/19/2008	204
CHF	280,000	USD	248,867	3/19/2008	644
CHF	1,326,000	USD	1,176,053	3/19/2008	539
Total net unrealized appreciation					19,637

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
USD	1,345,044	AUD	1,524,000	3/19/2008	(14,468)
USD	284,051	AUD	322,000	3/19/2008	(2,918)
JPY	271,979,000	USD	2,455,016	3/19/2008	(242)
JPY	23,263,000	USD	207,772	3/19/2008	(2,232)
JPY	45,861,000	USD	405,043	3/19/2008	(8,961)
USD	367,739	NZD	473,000	3/19/2008	(7,975)
USD	77,667	NZD	100,000	3/19/2008	(1,607)

USD	201,980	GBP	99,000	3/19/2008	(5,924)
USD	961,158	GBP	471,000	3/19/2008	(28,405)
USD	80,000	GBP	40,000	3/19/2008	(785)
USD	157,146	GBP	79,000	3/19/2008	(697)
SEK	57,000	USD	8,674	3/19/2008	(154)
SEK	112,000	USD	17,286	3/19/2008	(61)
CHF	113,000	USD	98,409	3/19/2008	(1,767)
CHF	224,000	USD	196,827	3/19/2008	(1,751)
Total net unrealized depreciation					(77,947)

Currency Abbreviations
AUD	Australian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
JPY	Japanese Yen	USD	United States Dollar
NOK	Norwegian Krone

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Alternative Asset Allocation Plus Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Alternative Asset Allocation Plus Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 21, 2008